Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	Dec. 31, 2021	Nov. 12, 2021	Dec. 31, 2020	Aug. 01, 2018	Nov. 04, 2013
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	304.0		323.0
Investment Owned, Face Amount	SFr 12		SFr 13
Portion of registered Group shares held by related party (as a percent)	11.48%		13.21%
Qatar Holding LLC
Related party disclosures
Shares held by related party		133.2
Portion of registered Group shares held by related party (as a percent)		5.03%
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	197.0		184.0
Investment Owned, Face Amount	SFr 8		SFr 7
Portion of registered Group shares held by related party (as a percent)	7.42%		7.53%
The Bank of New York Mellon | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	139.0
Investment Owned, Face Amount	SFr 6
Portion of registered Group shares held by related party (as a percent)	5.25%
Harris Associates Investment Trust
Related party disclosures
Portion of registered Group shares held by related party (as a percent)				4.97%